UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue
           Palo Alto, CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Shamia
Title:  Chief Operating Officer
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Shamia                    Palo Alto, CA                      8/5/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              59

Form 13F Information Table Value Total:  $   825,343.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------ ----------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
AMAG Pharmaceuticals, Inc.           COM               00163u106    43367   793254                                793254      0    0
ARYx Therapeutics                    COM               043387109      206    50000                                 50000      0    0
Airvana Inc.                         COM               00950v101     4990   788343                                788343      0    0
Allergan Inc                         COM               018490102     4589    96440                                 96440      0    0
Amazon.com, Inc.                     COM               231351065     9454   113000                                113000      0    0
Amicus Therapeutics, Inc.            COM               03152W109    34724  3032661                               3032661      0    0
ArthroCare Corp                      COM               043136100    15376  1423707                               1423707      0    0
Auxilium Pharmaceuticals, Inc.       COM               05334D107    65530  2088286                               2088286      0    0
BPZ Resources, Inc.                  COM               055639108     6694  1368902                               1368902      0    0
Biogen IDEC Inc.                     COM               09062X103     9815   217387                                217387      0    0
Biomarin Pharmaceuticals, Inc        COM               09061G101    17646  1130408                               1130408      0    0
Biomimetic Therapeutics, Inc.        COM               09064X101     4189   453308                                453308      0    0
BroadVision, Inc.                    COM               111412607     9411   743945                                743945      0    0
Cache, Inc                           COM               127150308     2952   760800                                760800      0    0
Canadian Superior Energy Inc.        COM               136644101    10068 15002500                              15002500      0    0
Celgene Corp                         COM               151020104     4605    96268                                 96268      0    0
Ceragon Networks Ltd.                COM               M22013102    12445  1877000                               1877000      0    0
Chesapeake Energy                    COM               165167107     3966   200000                                200000      0    0
Cubist Pharma                        COM               229678107    15276   833386                                833386      0    0
Cyberonics, Inc.                     COM               23251P102    63849  3839390                               3839390      0    0
Cytokinetics                         COM               23282W100     1526   539366                                539366      0    0
Data Domain                          COM               23767P109     3592   107600                                107600      0    0
Demandtec                            COM               24802R506      140    15900                                 15900      0    0
Dyax                                 COM               26746E103       92    43100                                 43100      0    0
Gastar Exploration Limited           COM               367299104    14507 36266612                              36266612      0    0
Genoptix                             COM               37243V100      640    20000                                 20000      0    0
Genzyme Corporation                  COM               372917104     5098    91584                                 91584      0    0
Gigamedia Limited                    COM               Y2711Y104     6332  1076791                               1076791      0    0
Guaranty Bancorp                     COM               40075t102     1526   798900                                798900      0    0
Intuitive Surgical Inc.              COM               46120e602     6481    39600                                 39600      0    0
Limelight Networks, Inc.             COM               53261M104    24846  5646873                               5646873      0    0
Martek Biosciences Corp              COM               572901106      331    15644                                 15644      0    0
Medicis Pharmaceutical Corp.         COM               584690309    32775  2008265                               2008265      0    0
Medivation, Inc.                     COM               58501n101    27733  1237531                               1237531      0    0
Momenta Pharmaceuticals, Inc.        COM               60877T100    11957   993931                                993931      0    0
Northern Oil and Gas                 COM               665531109    15606  2449918                               2449918      0    0
NxStage Medical, Inc.                COM               67072V103     3322   562977                                562977      0    0
Onyx Pharmaceuticals, Inc.           COM               683399109    73881  2614320                               2614320      0    0
Orthovita                            COM               68750U102      258    50000                                 50000      0    0
Plains Exploration & Production      COM               726505100     9576   350000                                350000      0    0
Company
Protalix Biotherapeutics             COM               74365A101      995   220148                                220148      0    0
Questcor Pharmaceuticals             COM               74835Y101     4814   962874                                962874      0    0
Rigel Pharmaceuticals Inc            COM               766559603     3121   257512                                257512      0    0
Riverbed Technology, Inc.            COM               768573107     2319   100000                                100000      0    0
Savient Pharmaceuticals, Inc.        COM               80517Q100    70170  5073741                               5073741      0    0
Shire PLC-ADR                        COM               82481R106     9141   220383                                220383      0    0
St. Jude Medical, Inc.               COM               790849103     2590    63005                                 63005      0    0
The9 Limited                         COM               88337K104    11220  1105466                               1105466      0    0
Toreador Resources Corporation       COM               891050106    12776  1906800                               1906800      0    0
Transcept Pharmaceuticals, Inc.      COM               89354M106      312    60283                                 60283      0    0
Triangle Petroleum Corporation       COM               89600B102     2580 14751350                              14751350      0    0
Unica Corporation                    COM               904583101    12691  2315864                               2315864      0    0
United Therapeutics Corp             COM               91307C102    27519   330242                                330242      0    0
Vanda Pharma                         COM               921659108    13076  1110928                               1110928      0    0
ViroPharma Incorporated              COM               928241108    25536  4306306                               4306306      0    0
Waterfurnace Renewable Energy        COM               9415EQ108    10125   428700                                428700      0    0
(WFI.CN)
ev3 Inc                              COM               26928A200    19296  1794990                               1794990      0    0
Evergreen Solar, Inc. 4% Due         NOTE              30033RAC2    14700 34794000                              34794000      0    0
7/15/2013

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------ ----------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
Flotek Industries, Inc. 5.25% Due    NOTE              343389AA0     2991  7500000                               7500000      0    0
2/15/2028


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